Basis of preparation of the consolidated financial statements (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of consolidated income statement

	(As previously reported)		Adjustments		(Revised)
	2023	2022	2023	2022	2023	2022
Cost of sales	(2,276,757)	(2,395,180)	2,400	1,244	(2,274,357)	(2,393,936)
Gross profit	296,476	638,810	2,400	1,244	298,876	640,054

Operating expenses
Selling, general and administrative	(126,948)	(145,543)	349	373	(126,599)	(145,170)
Mineral exploration and project evaluation	(99,666)	(98,862)	54	61	(99,612)	(98,801)
	(451,841)	(279,591)	403	434	(451,438)	(279,157)
Operating (loss) income	(155,365)	359,219	2,803	1,678	(152,562)	360,897

Net financial results
Financial income	25,503	25,018	290	-	25,793	25,018
Financial expenses	(204,184)	(168,694)	(5,707)	(1,084)	(209,891)	(169,778)
	(161,641)	(133,727)	(5,417)	(1,084)	(167,058)	(134,811)

Loss before income tax	(293,470)	227,377	(2,614)	594	(296,084)	227,971

Income tax benefit (expense)	4,274	(150,983)	-	-	4,274	(150,983)

Net (loss) income for the year	(289,196)	76,394	(2,614)	594	(291,810)	76,988
Attributable to NEXA's shareholders	(289,354)	49,101	(2,614)	594	(291,968)	49,695
Attributable to non-controlling interests	158	27,293	-	-	158	27,293
Net (loss) income for the year	(289,196)	76,394	(2,614)	594	(291,810)	76,988
Weighted average number of outstanding shares – in thousands	132,439	132,439	-	-	132,439	132,439
Basic and diluted loss per share – USD	(2.18)	0.37	(0.02)	0.01	(2.20)	0.38

Schedule of consolidated balance sheet

	(As previously reported)	Adjustments	(Revised)
	2023		2023
Non-current assets
Right-of-use assets	11,228	63,590	74,818
	3,780,681	63,590	3,844,271
Total assets	4,840,507	63,590	4,904,097

Liabilities and shareholders’ equity
Current liabilities
Lease liabilities	3,766	17,912	21,678
	1,074,882	17,912	1,092,794

Non-current liabilities
Lease liabilities	5,452	50,275	55,727
	2,308,991	50,275	2,359,266

Total liabilities	3,383,873	68,187	3,452,060

Shareholders’ equity
Attributable to NEXA’s shareholders	1,201,921	(4,597)	1,197,324
Attributable to non-controlling interests	254,713	-	254,713
	1,456,634	(4,597)	1,452,037
Total liabilities and shareholders’ equity	4,840,507	63,590	4,904,097

Schedule of consolidated cash flow

	(As previously reported)		Adjustments		(Revised)
	2023	2022	2023	2022	2023	2022
Loss before income tax	(293,470)	227,377	(2,614)	594	(296,084)	227,971
Depreciation and amortization	298,393	290,937	12,082	1,203	310,475	292,140
Interest and foreign exchange effects	131,988	126,545	5,417	1,085	137,405	127,630
Cash provided by operating activities	416,608	498,883	14,885	2,882	431,493	501,765
Interest paid on lease liabilities	(553)	(994)	(5,533)	(549)	(6,086)	(1,543)
Net cash provided by operating activities	246,846	266,630	9,352	2,333	256,198	268,963
Payments of lease liabilities	(5,818)	(17,091)	(9,352)	(2,333)	(15,170)	(19,424)
Net cash used in financing activities	(25,284)	(149,234)	(9,352)	(2,333)	(34,636)	(151,567)
Increase (decrease) in cash and cash equivalents	(40,567)	(245,991)	-	-	(40,567)	(245,991)
Cash and cash equivalents at the beginning of the year	497,826	743,817	-	-	497,826	743,817
Cash and cash equivalents at the end of the year	457,259	497,826	-	-	457,259	497,826
Non-cash investing and financing transactions
Additions to right-of-use assets	(10,304)	(2,018)	(58,124)	(432)	(68,428)	(2,450)

Schedule of consolidated earnings per share

	(As previously reported)		Adjustments		(Revised)
	2023	2022	2023	2022	2023	2022
Net (loss) income for the year attributable to NEXA's shareholders	(289,354)	49,101	(2,614)	594	(291,968)	49,695
Weighted average number of outstanding shares – in thousands	132,439	132,439	-	-	132,439	132,439
Earnings (losses) per share - USD	(2.18)	0.37	(0.02)	0.01	(2.20)	0.38

Schedule of consolidated statement of comprehensive income

	(As previously reported)		Adjustments		(Revised)
	2023	2022	2023	2022	2023	2022
Net (loss) income for the year	(289,196)	76,394	(2,614)	594	(291,810)	76,988

Translation adjustment of foreign subsidiaries	81,315	65,243	98	(783)	81,413	64,460
	80,778	64,912	98	(783)	80,876	64,129

Other comprehensive income (loss) for the year, net of income tax	78,927	61,647	98	(783)	79,025	60,864

Other comprehensive (loss) income for the year, net of income tax	(210,269)	138,041	(2,516)	(189)	(212,785)	137,852
Attributable to NEXA’s shareholders	(215,324)	105,972	(2,516)	(189)	(217,840)	105,783
Attributable to non-controlling interests	5,055	32,069	-	-	5,055	32,069
Other comprehensive (loss) income for the year, net of income tax	(210,269)	138,041	(2,516)	(189)	(212,785)	137,852

Schedule of consolidated statement of changes in shareholders equity

		(As previously reported)					Adjustments				(Revised)
	Retained earnings (cumulative deficit)	Accumulated other comprehensive income (loss)	Total NEXA’s shareholders	Total shareholders’ equity	Retained earnings (cumulative deficit)	Accumulated other comprehensive loss	Total NEXA’s shareholders	Total shareholders’ equity	Retained earnings (cumulative deficit)	Accumulated other comprehensive income (loss)	Total NEXA’s shareholders	Total shareholders’ equity
At January 1, 2022	(746,308)	(289,030)	1,386,273	1,644,280	1,130	(3,022)	(1,892)	(1,892)	(745,178)	(292,052)	1,384,381	1,642,388
Net loss for the year	49,101	-	49,101	76,394	594	-	594	594	49,695	-	49,695	76,988
Other comprehensive income (loss) for the year	-	56,871	56,871	61,647	-	(783)	(783)	(783)	-	56,088	56,088	60,864
Total comprehensive income (loss) for the year	49,101	56,871	105,972	138,041	594	(783)	(189)	(189)	49,695	56,088	105,783	137,852
At December 31, 2022	(741,081)	(232,159)	1,442,245	1,710,254	1,724	(3,805)	(2,081)	(2,081)	(739,357)	(235,964)	1,440,164	1,708,173

			(As previously reported)				Adjustments				(Revised)
	Retained earnings (cumulative deficit)	Accumulated other comprehensive income (loss)	Total NEXA’s shareholders	Total shareholders’ equity	Retained earnings (cumulative deficit)	Accumulated other comprehensive income (loss)	Total NEXA’s shareholders	Total shareholders’ equity	Retained earnings (cumulative deficit)	Accumulated other comprehensive income (loss)	Total NEXA’s shareholders	Total shareholders’ equity
At January 1, 2023	(741,081)	(232,159)	1,442,245	1,710,254	1,724	(3,805)	(2,081)	(2,081)	(739,357)	(235,964)	1,440,164	1,708,173
Net loss for the year	(289,354)	-	(289,354)	(289,196)	(2,614)	-	(2,614)	(2,614)	(291,968)	-	(291,968)	(291,810)
Other comprehensive income (loss) for the year	-	74,030	74,030	78,927	-	98	98	98	-	74,128	74,128	79,025
Total comprehensive (loss) income for the year	(289,354)	74,030	(215,324)	(210,269)	(2,614)	98	(2,516)	(2,516)	(291,968)	74,128	(217,840)	(212,785)
At December 31, 2023	(1,030,435)	(158,129)	1,201,921	1,456,634	(890)	(3,707)	(4,597)	(4,597)	(1,031,325)	(161,836)	1,197,324	1,452,037

Schedule of consolidated information by business segment

									2023
		(As previously reported)			Adjustments			(Revised)
	Mining	Smelting	Consolidated	Mining	Smelting	Consolidated	Mining	Smelting	Consolidated
Cost of sales	(1,028,281)	(1,726,568)	(2,276,757)	2,103	297	2,400	(1,026,178)	(1,726,271)	(2,274,357)
Gross profit	61,995	220,093	296,476	2,103	297	2,400	64,098	220,390	298,876
Selling, general and administrative	(61,903)	(61,233)	(126,948)	213	136	349	(61,690)	(61,097)	(126,599)
Mineral exploration and project evaluation	(90,297)	(9,369)	(99,666)	59	(5)	54	(90,238)	(9,374)	(99,612)
Operating (loss) income	(267,428)	117,783	(155,365)	2,375	428	2,803	(265,053)	118,211	(152,562)
Depreciation and amortization	219,957	77,585	298,393	9,196	2,886	12,082	229,153	80,471	310,475
Adjusted EBITDA	149,058	246,967	391,156	11,571	3,314	14,885	160,629	250,281	406,041
Depreciation and amortization			(298,393)			(12,082)			(310,475)
Net financial results			(161,641)			(5,417)			(167,058)
Loss before income tax			(293,470)			(2,614)			(296,084)

									2022
		(As previously reported)			Adjustments			(Revised)
	Mining	Smelting	Consolidated	Mining	Smelting	Consolidated	Mining	Smelting	Consolidated
Cost of sales	(905,241)	(2,190,903)	(2,395,180)	871	373	1,244	(904,370)	(2,190,903)	(2,393,936)
Gross profit	342,786	276,064	638,810	871	373	1,244	343,657	276,437	640,054
Selling, general and administrative	(64,444)	(60,435)	(145,543)	225	148	373	(64,219)	(60,287)	(145,170)
Mineral exploration and project evaluation	(88,947)	(9,915)	(98,862)	80	(19)	61	(88,867)	(9,934)	(98,801)
Operating income (loss)	124,332	248,527	359,219	1,176	502	1,678	125,508	249,029	360,897
Depreciation and amortization	204,514	78,727	290,937	2,026	(823)	1,203	206,540	77,904	292,140
Adjusted EBITDA	439,839	326,429	760,324	3,202)	(321)	2,881	443,041	326,108	763,205
Depreciation and amortization			(290,937)			(1,203)			(292,140)
Net financial results			(133,727)			(1,084)			(134,811)
Income before income tax			227,377			594			227,971

Schedule of consolidated changes in right-of-use

			(As previously reported)						Adjustments				(Revised)
				2023					2023				2023
	Buildings	Machinery, equipment, and facilities	IT equipment	Vehicles	Total	Buildings	Machinery, equipment, and facilities	IT equipment	Vehicles	Total	Buildings	Machinery, equipment, and facilities	IT equipment	Vehicles	Total
Balance at the beginning of the year
Cost	7,300	18,106	282	18,830	44,518	8,482	14,214	756	(12,362)	11,090	15,782	32,320	1,038	6,468	55,608
Accumulated amortization	(4,467)	(15,394)	(84)	(17,678)	(37,623)	100	(3,880)	(473)	13,266	9,013	(4,367)	(19,274)	(557)	(4,412)	(28,610)
Balance at the beginning of the year	2,833	2,712	198	1,152	6,895	8,582	10,334	283	904	20,103	11,415	13,046	481	2,056	26,998
New contracts	375	7,109	117	2,703	10,304	73	49,131	-	8,920	58,124	448	56,240	117	11,623	68,428
Disposals and write-offs	-	(874)	-	-	(874)	-	(6,500)	-	-	(6,500)	-	(7,374)	-	-	(7,374)
Amortization	(1,034)	(1,874)	(61)	(1,884)	(4,853)	(190)	(10,021)	(153)	(1,718)	(12,082)	(1,224)	(11,895)	(214)	(3,602)	(16,935)
Remeasurement	197	(275)	(120)	-	(198)	795	422	86	-	1,303	992	147	(34)	-	1,105
Transfers	-	(114)	-	-	(114)	-	-	-	-	-	-	(114)	-	-	(114)
Foreign exchange effects	17	45	(1)	7	68	710	1,705	18	209	2,642	727	1,750	17	216	2,710
Balance at the end of the year	2,388	6,729	133	1,978	11,228	9,970	45,071	234	8,315	63,590	12,358	51,800	367	10,293	74,818
Cost	6,278	16,079	317	22,766	45,440	10,049	59,553	747	(4,227)	66,122	16,327	75,632	1,064	18,539	111,562
Accumulated amortization	(3,890)	(9,350)	(184)	(20,788)	(34,212)	(79)	(14,482)	(513)	12,542	(2,532)	(3,969)	(23,832)	(697)	(8,246)	(36,744)
Balance at the end of the year	2,388	6,729	133	1,978	11,228	9,970	45,071	234	8,315	63,590	12,358	51,800	367	10,293	74,818

Schedule of consolidated changes in lease liabilities

	(As previously reported)	Adjustments	(Revised)
	2023		2023
Balance at the beginning of the year	5,021	22,184	27,205
New contracts	10,304	58,124	68,428
Leasing contract and write-offs	-	(6,790)	(6,790)
Payments of lease liabilities	(5,818)	(9,352)	(15,170)
Interest paid on lease liabilities	(553)	(5,533)	(6,086)
Remeasurement	(198)	1,303	1,105
Accrued interest– note 10	427	5,705	6,132
Foreign exchange effects	35	2,546	2,581
Balance at the end of the year	9,218	68,187	77,405

Current liabilities	3,766	17,912	21,678
Non-current liabilities	5,452	50,275	55,727